INVESTMENTS IN DEBT AND EQUITY SECURITIES (Schedule of Marketable Securities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Corporate Bonds
Balance at start of the year	$ 9,680	$ 9,431
Disposals during the year	(14,239)	0
Additions during the year	0
Fair value adjustments to available-for-sale securities	(631)	(284)
Realized gain (loss)	5,190	0
Accumulated unrealized gain (loss)	0	(817)
Balance at end of the year	0	9,680
Equity Securities
Balance at start of the year	11,530	19,374
Disposals during the year	(17,422)	(9,608)
Unrealized gain/(loss)	8,389	1,087
Realized gain	4,592	725
Foreign currency translation loss	194	(48)
Balance at the end of year	7,283	11,530
Total Investment in Debt and Equity Securities	7,283	21,210
Equity Securities pledged to creditors	$ 0	$ 10,238